7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2021		Jan. 31, 2020
Equpment, Vehicles and Furniture, starting balance		$ 55,211	[1]	$ 5,473
Additions for the year		(16,673)		52,047
Disposals for period		0		(2,309)
Equpment, Vehicles and Furniture, ending balance	[1]	38,538		55,211
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		62,633		67,320
Additions for the year		0		62,633
Disposals for period		0		(67,320)
Equpment, Vehicles and Furniture, ending balance		62,633		62,633
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(9,395)		(65,011)
Additions for the year		(15,971)		(9,395)
Disposals for period		0		65,011
Equpment, Vehicles and Furniture, ending balance		(25,366)		(9,395)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		53,238		2,309
Additions for the year		(15,971)		53,238
Disposals for period		0		(2,309)
Equpment, Vehicles and Furniture, ending balance		37,267		53,238
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		23,397		23,397
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		23,397		23,397
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(22,669)		(22,487)
Additions for the year		(146)		(182)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(22,815)		(22,669)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		728		910
Additions for the year		(146)		(182)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		582		728
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		97,620		97,620
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		97,620		97,620
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(96,375)		(95,366)
Additions for the year		(556)		(1,009)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(96,931)		(96,375)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		1,245		2,254
Additions for the year		(556)		(1,009)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		$ 689		$ 1,245

[1]	Note 7